                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2002
                                                --------------------------------

Check here if Amendment [X]; Amendment Number:                1
                                                --------------------------------

      This Amendment (Check only one.):   [X] is a restatement.
                                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Frank Russell Company
            --------------------------------------------------------------------

Address:    909 A Street
            Tacoma, WA 98402
            --------------------------------------------------------------------


Form 13F File Number:                     28-01190
                                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mary Beth Rhoden
            ------------------------------------

Title:      Assistant Secretary and Staff Counsel
            ------------------------------------

Phone:      (253) 573-4846
            ------------------------------------



/s/ Mary Beth Rhoden            Tacoma, WA               December 12, 2003
--------------------------------------------------------------------------------
[Signature]                    [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         48
                                          --------------------------------------

Form 13F Information Table Entry Total:      Not Applicable for this Amendment
                                          --------------------------------------

Form 13F Information Table Value Total:   $  Not Applicable for this Amendment
                                          --------------------------------------

THIS AMENDMENT IS FILED TO RESTATE FILE NUMBERS FOR CERTAIN OTHER INCLUDED MANAGERS.

NUMBER REFERENCES TO OTHER INCLUDED MANAGERS APPEARING IN THE INFORMATION TABLE AND NOT INCLUDED IN THE FOLLOWING LIST ARE ATTRIBUTABLE TO THE FILER, FRANK RUSSELL COMPANY.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.     Form 13F File Number                  Name
---     --------------------                  ----
 1      28-03344                 Alliance Capital Management L.P.
 2      28-01488                 Delphi Management, Inc.
 5      28-03706                 Equinox Capital Management, LLC
 7      28-00620                 Franklin Portfolio Associates, LLC
 8      28-06418                 Genesis Asset Managers Limited
 9      28-03059                 Jacobs Levy Equity Management, Inc.
10      28-00694                 J.P. Morgan Investment. Management, Inc.
11      28-03877                 Fiduciary Trust Company International, Inc.
12      28-04968                 MFS Institutional Advisors, Inc.
13      28-01054                 Fidelity Management Trust Company
14      28-03426                 Suffolk Capital Management, LLC
15      28-04395                 Baillie Gifford Overseas Limited
16      28-00096                 Capital Guardian Trust Company (Capital Group, Inc.)
17      28-04323                 Sirach Capital Management, Inc.
18      28-02633                 Marvin & Palmer Associates, Inc.
19      28-03946                 Barclays Global Fund Advisors
20      28-06536                 AEW Management and Advisors, L.P.
21      28-04372                 Westpeak Global Advisors, L.P.
22      28-00620                 The Boston Company Asset Management LLC
23      28-00979                 Alliance Capital Management L.P. through its Bernstein Investment Research and Management Unit
24      28-00541                 Peachtree Asset Management
27      28-01096                 Frank Russell Trust Company
28      28-00053                 Delaware International Advisers, Ltd.
29      28-01515                 Geewax Terker & Company
31      28-04189                 Nicholas Applegate Capital Management
32      28-04731                 Schroder Investment Management North America Limited
33      28-06677                 TCW Investment Management Company
34      28-03946                 Barclays Global Investors Canada Limited
35      28-04457                 Capital International, Inc.
36      28-06748                 Marsico Capital Management, LLC
37      28-03344                 Alliance Capital  Australia Limited
38      28-07312                 Security Capital Research & Management Incorporated
39      28-01202                 Strong Capital Management, Inc
40      28-02924                 Turner Investment Partners, Inc
41      28-05519                 CapitalWorks Investment Partners, LLC
42      28-04207                 Driehaus Capital Management, Inc
43      28-05015                 Systematic Financial Management, L.P.
44      28-00663                 David J. Greene & Company, LLC
45      28-02293                 TimesSquare Capital Management, Inc.
46      28-04007                 Fuller & Thaler Asset Management, Inc.
47      28-06008                 Iridian Asset Management LLC
48      28-00620                 The Boston Company Asset Management LLC
49      28-00450                 Fidelity Management & Research Company
50      28-04760                 RREEF America L.L.C.
51      28-02204                 BrandyWine Asset Management, LLC
52      28-10312                 Goldman Sachs Asset Management, a Unit of the Investment Management Division Of
                                 Goldman, Sachs & Co.
53      28-05268                 DePrince, Race & Zollo, Inc.
54      28-10120                 AQR Capital Management, LLC